Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) - Shares Reserved for Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Redeemable convertible preferred stock (in shares)	0	190,477
Stock options outstanding (in shares)	58,278	46,973
Unvested restricted stock units (RSUs) (in shares)	2,511	0
Shares reserved for future award issuances (in shares)	77,924	12,558
Total (in shares)	138,713	250,008